Annual Total Returns - Class A	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Allspring Innovation Fund)
Prospectus [Line Items]
Annual Return [Percent]	16.36%	34.74%	(38.55%)	13.36%	67.08%	29.36%	7.20%	43.00%	4.74%	4.96%
(Allspring Precious Metals Fund)
Prospectus [Line Items]
Annual Return [Percent]	21.27%	8.83%	(7.68%)	(11.06%)	24.36%	40.35%	(12.83%)	9.67%	45.51%	(24.58%)
(Allspring Utility and Telecommunications Fund)
Prospectus [Line Items]
Annual Return [Percent]	17.68%	(5.19%)	(3.42%)	13.95%	4.23%	27.50%	3.25%	13.66%	12.61%	(8.09%)